Convertible Preferred Stock - 2023 Financing (Details) $ / shares in Units, $ in Thousands	1 Months Ended					3 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2023 USD ($) shares	Mar. 31, 2023 USD ($) item $ / shares shares	Jul. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2023	Oct. 31, 2022 shares
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants | $							$ 9,630	$ 0	$ 117
Series A-1 preferred stock
Convertible Preferred Stock
Exchange ratios										1.275	1.155
Series A-2 preferred stock
Convertible Preferred Stock
Exchange ratios										1.290	1.173
Series A-3 preferred stock
Convertible Preferred Stock
Exchange ratios										1.303	1.162
Series A-4 preferred stock
Convertible Preferred Stock
Exchange ratios										1.277	1.165
Series A-5 preferred stock
Convertible Preferred Stock
Exchange ratios										1.333	1.189
Series A-6 preferred stock
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares					59,102
Proceeds from exercise of Series B preferred stock warrants | $					$ 19
Exchange ratios										1.351	1.190
Series B preferred stock
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares			289,552	289,552
Proceeds from exercise of Series B preferred stock warrants | $			$ 117	$ 117
Exchange ratios										1.250	1.154
Series B-1 preferred stock
Convertible Preferred Stock
Exchange ratios										1.296	1.167
Series B-2 preferred stock
Convertible Preferred Stock
Exchange ratios										1	1
Series B-3 preferred stock
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares	2,239,309
Proceeds from exercise of Series B preferred stock warrants | $	$ 4,530
Exchange ratios										1	1
Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares											2,075,417
Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares		830,167				830,167
Subsequent Event | B-2 Preferred Stock Financing, Second tranche, closings
Convertible Preferred Stock
Number of closings effectuated | item		2
Subsequent Event | B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Percentage of shares committed sold		40.00%
Aggregate purchase price | $		$ 2,939
Subsequent Event | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Percentage of shares committed sold		3.00%
Aggregate purchase price | $		$ 250
Subsequent Event | 2023 Financing
Convertible Preferred Stock
Proceeds from exercise of Series B preferred stock warrants | $						$ 4,715
Subsequent Event | Series A-1 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 41.27				$ 41.27
Exchange ratios		1.200				1.200
Subsequent Event | Series A-2 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 12.95				$ 12.95
Exchange ratios		1.209				1.209
Subsequent Event | Series A-3 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 14.16				$ 14.16
Exchange ratios		1.229				1.229
Subsequent Event | Series A-4 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 13.36				$ 13.36
Exchange ratios		1.200				1.200
Subsequent Event | Series A-5 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 14.16				$ 14.16
Exchange ratios		1.257				1.257
Subsequent Event | Series A-6 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 16.19				$ 16.19
Exchange ratios		1.250				1.250
Subsequent Event | Series B preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 10.12				$ 10.12
Exchange ratios		1.200				1.200
Subsequent Event | Series B-1 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 11.74				$ 11.74
Exchange ratios		1.207				1.207
Subsequent Event | Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing one
Convertible Preferred Stock
Number of shares sold | shares		207,541
Subsequent Event | Series B-2 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Number of shares sold | shares		17,656
Subsequent Event | Series B-2 preferred stock | 2023 Financing
Convertible Preferred Stock
Conversion prices of the Company's preferred stock		$ 0.35				$ 0.35
Exchange ratios		1				1
Subsequent Event | Series B-3 preferred stock | B-2 Preferred Stock Financing, Second tranche, closing two
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares		70,624				70,624
Subsequent Event | Series B-3 preferred stock | 2023 Financing
Convertible Preferred Stock
Warrants to purchase Series B-3 preferred stock (in shares) | shares		2,330,811				2,330,811
Conversion prices of the Company's preferred stock		$ 0.05				$ 0.05
Exchange ratios		1				1